Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the three months ended September 30, 2025 and 2024, and the nine months ended September 30, 2025 and 2024:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Consolidated net loss	$(133,412)	$(40,790)	$(257,283)	$(147,014)
Less: Accretion of dividends of Series C Preferred Stock	2,298	5,354	13,240	15,869
Less: Accretion of dividends of Series D-1 Preferred Stock	4,524	—	21,989	—
Less: Accretion of dividends of Series D-3 Preferred Stock	128	—	394	—

Net loss available to common stockholders	$(140,362)	$(46,144)	$(292,906)	$(162,883)
Denominator:
Weighted average common shares outstanding – basic and diluted	93,849	12,924	40,389	12,728

Net loss per share attributable to common stockholders – basic and diluted	$(1.50)	$(3.57)	$(7.25)	$(12.80)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31, 2024, and 2023:

	2024	2023
Numerator:
Consolidated net loss	$(231,133)	$(135,457)
Less: Accretion of dividends of Series C Preferred Shares	(21,224)	(20,814)
Less: Accretion of dividends of Series D-1 Preferred Shares	(13,453)	—

Net loss available to Common Stock	$(265,810)	$(156,271)

Denominator:
Weighted average Common Stock outstanding – basic and diluted	12,819	11,977
Net loss per share attributable to common stockholders – basic and diluted	$(20.74)	$(13.05)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
A summary of the total number of securities excluded from diluted net loss per share that could be potentially dilutive in the future is as follows:

	September 30, 2025	September 30, 2024
Convertible Series Seed Preferred Stock	—	2,023
Convertible Series Seed-1 Preferred Stock	—	3,273
Convertible Series A Preferred Stock	—	6,005
Convertible Series B Preferred Stock	—	5,869
Convertible Series C Preferred Stock	—	11,159
Convertible Series M Preferred Stock	—	2,812
Series J Warrants	646	646
Stock options	15,500	14,125
Restricted stock units	2,959	—

Total	19,105	45,912

A summary of the total number of securities excluded from diluted net loss per share that could be potentially dilutive in the future is as follows:

	2024	2023
Convertible Series Seed Preferred Stock	2,023	2,023
Convertible Series Seed-1 Preferred Stock	3,273	3,273
Convertible Series A Preferred Stock	6,005	6,005
Convertible Series B Preferred Stock	5,869	5,869
Convertible Series C Preferred Stock	11,159	9,852
Convertible Series D-1 Preferred Stock	10,447	—
Convertible Series M Preferred Stock	2,812	2,738
Warrants for Series J Preferred Stock	646	579
Common Stock Warrants	1,045	—
Stock Options	16,000	14,195
Subordinated Convertible Promissory Note	69	—

Total	59,348	44,534